INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Raw materials and supplies	$109,713	$66,487
Work in process	1,130	562
Finished goods	80,994	44,650
Total inventories	$191,837	$111,699

Inventories consisted of the following (in thousands):

	(Successor)	(Predecessor)
	December 31, 2020	December 31, 2019
Raw materials and supplies	$66,487	$89,611
Work in process	562	387
Finished goods	44,650	31,131
Total inventories	$111,699	$121,129